Commitments and Contingencies (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies
Rent expense, net of sublease income	$ 1.9	$ 1.8	$ 2.5	$ 2.6	$ 2.4